Property, Plant and Equipment, Net of Accumulated Depreciation - Schedule of Depreciation and Offsets to LNG Terminal Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 419	$ 341	$ 230
Offsets to LNG terminal costs	[1]	$ 143	$ 32	$ 156

[1]	We recognize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the Liquefaction Project during the testing phase for its construction.